Taxes (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax
Adjustment previous year			kr 0
Current tax	kr (436)	kr (323)	(304)
Deferred tax	(2)	(1)	(1)
Total income tax	(438)	(324)	(305)
Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss - Deferred tax	(12)	(13)	25
Tax on items not to be reclassified to profit or loss - Current tax	(66)	5	(20)
Tax on items not to be reclassified to profit or loss - Deferred tax	2	1	(10)
Income tax related to other comprehensive income	kr (76)	kr (7)	kr (5)